Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator
Loss used in basic EPS and diluted EPS:	£ (3,806)	£ (3,308)
Denominator
Weighted average number of ordinary shares used in basic EPS	25,267,266,823	3,280,798,115
Basic loss per share	£ (0.0002)	£ (0.001)
Diluted loss per share	£ (0.0002)	£ (0.001)